J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.12

Loan Number	Seller Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
304732626	XXXXXX	XXXXXX	Income (Calculated)	XXXXXX	XXXXXX
304732554	XXXXXX	XXXXXX	DTI (Back)	47.0630	50.2432
304732554	XXXXXX	XXXXXX	Months PITI Reserves	6.0000	12.67
304840576	XXXXXX	XXXXXX	Cash Reserves	XXXXXX	XXXXXX
305062205	XXXXXX	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
305062189	XXXXXX	XXXXXX	Months PITI Reserves	190.0000	107.88
305062175	XXXXXX	XXXXXX	Product Type	30 Yr Fixed	30 Yr Fixed Interest Only
305062124	XXXXXX	XXXXXX	Product Type	30 Yr Fixed	Jumbo 30yr Fixed

The findings in this report are preliminary and subject to revision by Clayton. This report is confidential and for Client’s internal use only. This report is not for purposes of 17g5 filings and is not redacted. For Securitization reporting please submit a request to CL_SecondaryMarketAcquisitions@clayton.com